RELATED PARTIES - Compensation of key management personnel (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
RELATED PARTIES
Short-term employee benefits	$ 1,103	$ 951	$ 1,872	$ 1,736	$ 1,211
Share-based payments	420	360	758	275	218
Post-employment benefits		9	22	29	20
Key management personnel compensation	$ 1,523	$ 1,320	$ 2,652	$ 2,040	$ 1,449
Number of key officers and directors | item	7	7	7	7	6